Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	THE GABELLI VALUE 25 FUND INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000853438
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2024
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
THE GABELLI VALUE 25 FUND INC.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 16 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation agreement until April 30, 2025). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of companies that the Adviser believes are undervalued and have the potential to achieve significant capital appreciation, overweighting its core twenty-five equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (“PMV”). PMV is the value the Adviser believes informed investors would be willing to pay to acquire the entire company. If investor attention is focused on the underlying asset value of a company due to expected or actual developments or other catalysts, an investment opportunity to realize this PMV may exist. The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations.

In selecting investments, the Adviser also considers the market price of the issuer’s securities, its balance sheet characteristics and the perceived strength of its management. The Fund’s assets will be invested primarily in common stock. Many of the common stocks the Fund will buy will not pay dividends. These stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, the forecasts for the issuer’s industry and the value of the issuer’s assets. Holders of equity securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund may also invest up to 25% of its total assets in the securities of non-U.S. issuers, including issuers in emerging markets.

The Fund may invest up to 50% of its total assets in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation, or similar reorganization proposal has been announced (“reorganization securities”). Frequently, the holders of reorganization securities will receive new securities (“substituted securities”) in exchange therefor. No more than 30% of the Fund’s total assets, however, may be invested in reorganization securities where the Adviser anticipates selling the reorganization securities or the substituted securities within six months or less of the initial purchase of the reorganization securities. This limitation, however, will not apply to reorganization securities that have been purchased to supplement a position in such securities held by the Fund for more than six months.

The Fund may purchase American Depositary Receipts (“ADRs”) or U.S. dollar-denominated securities of foreign issuers that are not included in the Fund’s 25% limitation on foreign securities. ADRs are receipts issued by U.S. banks or trust companies with respect to securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs.

The Adviser may sell a holding if a security reaches or exceeds the PMV estimated by the Adviser, or if the Adviser believes the emergence of a catalyst is no longer likely.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, wand ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, wand ten years compared with those of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	THE GABELLI VALUE 25 FUND INC. (Total Returns for Class A Shares for the Years Ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.

During the calendar years shown in the bar chart, the highest return for a quarter was 18.70% (quarter ended June 30, 2020), and the lowest return for a quarter was (28.95)% (quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2023, with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary due to the differences in expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary due to the differences in expenses.

THE GABELLI VALUE 25 FUND INC. | Standard & Poor’s (“S&P”) 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
THE GABELLI VALUE 25 FUND INC. | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE GABELLI VALUE 25 FUND INC. | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	When you sell Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.
THE GABELLI VALUE 25 FUND INC. | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

You may want to invest in the Fund if:

●	you are a long term investor

●	you believe that the market will favor value over growth stocks over the long term

●	you wish to include a value strategy as a portion your overall investments

●	you prefer to invest in a more concentrated portfolio

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

The principal risks presented by the Fund are:

THE GABELLI VALUE 25 FUND INC. | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic, global health, or political conditions. When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value.

THE GABELLI VALUE 25 FUND INC. | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

THE GABELLI VALUE 25 FUND INC. | Infectious Illness Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund. The fallout from the COVID-19 pandemic and its subsequent variants, and the long-term impact on economies, markets, industries and individual issuers, are not known.

THE GABELLI VALUE 25 FUND INC. | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Issuer Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Fund could lose all of its investment in a company’s securities.

THE GABELLI VALUE 25 FUND INC. | Small And Mid Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Small and Mid-Capitalization Risk. Risk is greater for the securities of small and mid-capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

THE GABELLI VALUE 25 FUND INC. | Large Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

THE GABELLI VALUE 25 FUND INC. | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

THE GABELLI VALUE 25 FUND INC. | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

THE GABELLI VALUE 25 FUND INC. | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund's shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment. Inflation has recently increased and it cannot be predicted whether and to what extent it may decline.

THE GABELLI VALUE 25 FUND INC. | Merger Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Merger Risk. In general, reorganization securities sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case the Fund would lose money. It is also possible that the Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case the Fund may not realize any premium on its investment and could lose money if the value of the securities declines during the Fund’s holding period.

THE GABELLI VALUE 25 FUND INC. | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Sector Risk. Although the Fund does not employ a sector focus, its exposure, from time to time, to specific sectors will increase based on the Adviser’s perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that sector. Furthermore, investments in particular sectors may be more volatile than the broader market as a whole.

THE GABELLI VALUE 25 FUND INC. | Special Situations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Special Situations Risk. The Fund may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

THE GABELLI VALUE 25 FUND INC. | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

THE GABELLI VALUE 25 FUND INC. | CLASS AAA
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GVCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	152
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	471
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	813
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,779
1 Year	rr_AverageAnnualReturnYear01	8.68%
5 Years	rr_AverageAnnualReturnYear05	5.58%
10 Years	rr_AverageAnnualReturnYear10	3.38%
THE GABELLI VALUE 25 FUND INC. | CLASS A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GABVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 718
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,019
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,341
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,252
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	718
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,019
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,341
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,252
Annual Return 2014	rr_AnnualReturn2014	1.63%
Annual Return 2015	rr_AnnualReturn2015	(9.51%)
Annual Return 2016	rr_AnnualReturn2016	11.57%
Annual Return 2017	rr_AnnualReturn2017	12.79%
Annual Return 2018	rr_AnnualReturn2018	(8.25%)
Annual Return 2019	rr_AnnualReturn2019	17.85%
Annual Return 2020	rr_AnnualReturn2020	5.83%
Annual Return 2021	rr_AnnualReturn2021	14.88%
Annual Return 2022	rr_AnnualReturn2022	(15.64%)
Annual Return 2023	rr_AnnualReturn2023	8.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.95%)
1 Year	rr_AverageAnnualReturnYear01	2.47%
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	2.78%
THE GABELLI VALUE 25 FUND INC. | CLASS A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.92%
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	0.90%
THE GABELLI VALUE 25 FUND INC. | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.17%
5 Years	rr_AverageAnnualReturnYear05	4.28%
10 Years	rr_AverageAnnualReturnYear10	2.38%
THE GABELLI VALUE 25 FUND INC. | CLASS C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GVCCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 327
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,575
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,575
1 Year	rr_AverageAnnualReturnYear01	6.99%
5 Years	rr_AverageAnnualReturnYear05	4.82%
10 Years	rr_AverageAnnualReturnYear10	2.62%
THE GABELLI VALUE 25 FUND INC. | CLASS I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GVCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	370
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	658
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,479
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	370
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	658
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,479
1 Year	rr_AverageAnnualReturnYear01	9.29%
5 Years	rr_AverageAnnualReturnYear05	6.06%
10 Years	rr_AverageAnnualReturnYear10	3.78%

[1]	Gabelli Funds, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for Class I shares at no more than 1.00%. The fee waiver and expense reimbursement arrangement will continue until at least April 30, 2025, and may not be terminated by the Adviser before such date. The Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment.